Investment Securities (Related Adjustments for Nonmarketable Equity Securities) (Detail) - Nonmarketable equity securities - Measurement Alternative - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Investment Securities [Line Items]
Measurement alternative impairment losses	¥ (14,782)	¥ (8,187)
Measurement alternative downward changes for observable prices	0	(1,567)
Measurement alternative upward changes for observable prices	6,309	¥ 783
Cumulative impairment losses	43,714		¥ 29,569
Cumulative downward changes for observable prices	2,961		2,961
Cumulative upward changes for observable prices	¥ 64,386		¥ 58,104